FAIR VALUE MEASUREMENT - Assets and liabilities measured or disclosed at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Assets
Derivative assets		$ 404	$ 859
Cryptocurrency assets		6,978	9,581
Long-term investments	$ 614
Total Assets		7,382	10,440
Quoted prices in active markets for identical assets (Level 1)
Assets
Cryptocurrency assets		6,978	9,581
Total Assets		6,978	9,581
Significant other observable inputs (Level 2)
Assets
Derivative assets		404	859
Total Assets		$ 404	$ 859